Derivative Financial Instruments for Hedging Purposes	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments for Hedging Purposes [Abstract]
Derivative Financial Instruments for hedging purposes
10.	Derivative financial instruments for hedging purposes:

(a.1)	As of December 31, 2025 and 2024, the Bank has the following portfolio of financial derivative instruments for accounting hedging purposes:

	Notional amount of contract with final expiration date in
	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total		Fair value Assets
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	—	131,987	215,715	274,935	—	122,041	107,073	306,460	322,788	835,423	29,714	73,959
Total	—	—	—	—	—	—	—	131,987	215,715	274,935	—	122,041	107,073	306,460	322,788	835,423	29,714	73,959

(a.2)	As of December 31, 2025 and 2024, the Bank has the following debt portfolio of financial derivative instruments for accounting hedging purposes:

	Notional amount of contract with final expiration date in
	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	—	134,806	230,019	34,060	254,545	132,265	1,350,496	875,618	1,835,060	1,176,749	297,817	141,040
Total	—	—	—	—	—	—	—	134,806	230,019	34,060	254,545	132,265	1,350,496	875,618	1,835,060	1,176,749	297,817	141,040
(b)	Fair Value hedges:

As of December 31, 2025 and 2024, no fair value hedges are held.

(c)	Cash flow hedges:

(c.1)	The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates and foreign exchange of foreign banks obligations and bonds issued abroad in US dollars, Hong Kong dollars, Swiss Franc, Japanese yen, Peruvian sol, Australian dollars, Euros, Norwegian kroner and Mexican pesos. The cash flows of the cross currency swaps equal the cash flows of the hedged items, which modify uncertain cash flows to known cash flows derived from a fixed interest rate.

Additionally, these cross currency swap contracts are used to hedge the risk from variability of the Unidad de Fomento (“UF”) in assets flows denominated in UF until a nominal amount equal to the portion notional of the hedging instrument UF, whose indexation daily the line item “Interest and Inflation indexation revenue” of the Income Financial Statements.

(c.2)	Below are the cash flows of borrowings from banks and bonds issued abroad objects of these hedges and the cash flows of the asset part of the derivative:

	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Outflows:
Corporate Bond	—	—	(1,017)	(472)	(9,291)	(7,576)	(52,425)	(213,764)	(572,565)	(444,033)	(297,431)	(357,141)	(1,437,654)	(1,297,164)	(2,370,383)	(2,320,150)
Obligation USD	—	—	—	—	—	—	—	(104,466)	—	—	—	—	—	—	—	(104,466)

Hedging instrument
Inflows:
Cross Currency Swap	—	—	1,017	472	9,291	7,576	52,425	318,230	572,565	444,033	297,431	357,141	1,437,654	1,297,164	2,370,383	2,424,616
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(c.3)	Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:

	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedged item
Inflows:
Cash flows in CLF	—	—	2,270	1,588	2,881	2,804	41,030	306,543	527,973	377,477	320,395	304,794	1,549,936	1,280,412	2,444,485	2,273,618

Hedging instrument
Outflows:
Cross Currency Swap	—	—	(2,270)	(1,588)	(2,881)	(2,804)	(41,030)	(306,543)	(527,973)	(377,477)	(320,395)	(304,794)	(1,549,936)	(1,280,412)	(2,444,485)	(2,273,618)
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

With respect to CLF assets hedged; these are revalued monthly according to the variation of the UF, which is equivalent to monthly reinvest the assets until maturity of the relationship hedging.

(c.4)	The unrealized results generated during the year 2025 by those derivative contracts that compose the hedging instruments in this cash flow hedging strategy, have been recorded with a debit to equity of Ch$28,341 million (debit to equity of Ch$21,798 million and credit to equity of Ch$113,183 million as of December 31, 2024 and 2023, respectively). The net effect of taxes amounts to equity of Ch$20,689 million (a debit to equity of Ch$15,913 million and a credit to equity of Ch$82,624 million as of December 31, 2024 and 2023, respectively).

The accumulated balance for this concept as of December 31, 2025 corresponds to a debit to equity of Ch$40,738 million (a debit to equity amounted to Ch$12,397 million as of December 31, 2024 and a credit to equity amounting to Ch$9,401 million as of December 31, 2023).

(c.5)	The effect of the cash flow hedging derivatives that offset the result of the hedged instruments corresponds to a debit to result of Ch$169,951 million in 2025 (a credit to income of Ch$100,566 million in 2024 and a charge to result for Ch$4,320 million in 2023).

(c.6)	As of December 31, 2025 and 2024, there no ineffectiveness in the cash flow hedge, because both, hedged item and hedging instruments, are mirrors of each other; i.e., all variations in the value attributable to rate and indexation components are fully offset.

(c.7)	As of December 31, 2025, 2024 and 2023, the Bank had no hedges of net investments in foreign businesses.